Expense Example {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - Retail PRO-11 - Fidelity Advisor® Stock Selector Mid Cap Fund - Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096